SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 72

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 72

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on May 1, 2016, pursuant to paragraph (a) of Rule 485.

This Post-Effective Amendment No. 72 to the Registration Statement is being filed to register with the U.S. Securities and Exchange Commission each of the Class 1, Class 2, Class 3 and Class 4 shares of the Registrant’s Ultra-Short Bond Fund. This Post-Effective Amendment to the Registration Statement is organized as follows: (1) prospectuses relating to Class 1, Class 2, Class 3 and Class 4 shares of the Registrant’s Ultra-Short Bond Fund; (2) Statement of Additional Information relating to the Registrant’s Ultra-Short Bond Fund and each of the Registrant’s other funds named therein; and (3) Part C information relating to each of the Registrant’s funds. The prospectuses for the Registrant’s other classes of shares and other funds are not affected hereby.

SUBJECT TO COMPLETION, DATED FEBRUARY 12, 2016

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series® Prospectus Class 1 shares May 1, 2016

Ultra-Short Bond Fund

Ultra-Short Bond Fund	1
Investment objectives, strategies and risks	4
Management and organization	5
Purchases and redemptions of shares	11
Plan of distribution	12
Fund expenses	12
Investment results	12
Distributions and taxes	12
Financial highlights	13

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.32%
Other expenses*	x.xx
Total annual fund operating expenses	x.xx

* Because the fund was previously a cash management fund and its expenses were not necessarily representative of an ultra-short-term bond fund, other expenses are based on estimates for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

I nterest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Instrument Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund	x.xx%	x.xx%	x.xx%	x.xx%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Money Market Instrument Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and

American Funds Insurance Series / Prospectus     4

other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Instrument Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

5     American Funds Insurance Series / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year

American Funds Insurance Series / Prospectus     6

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years

7     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years

American Funds Insurance Series / Prospectus     8

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years

9     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     10

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund share in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

11     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of evaluated prices from third party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or evaluated prices, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has not adopted (and does not presently intend to adopt) a plan of distribution or “12b-1 plan” for Class 1 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     12

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

2015 FISCAL YEAR UPDATES TO THE FINANCIAL HIGHLIGHTS TABLES WILL BE PROVIDED AT 2ND PROOF

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$ .71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5]	—[6]	.02[2,5]	.04[2,5]
Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$ .09	$ .52	$ .61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5]	—[6]	.04[2,5]	.04[2,5]

13     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/14	$78.54	$.88[7]	$ 5.79	$ 6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118.35%		1.12%[7]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34		1.02
Class 2:
12/31/14	77.94	.68[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[7]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59		.76
Class 3:
12/31/14	78.62	.74[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[7]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52		.82
Class 4:
12/31/14	78.32	.37[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[7]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5]	—[6]	.02[2,5]	.05[2,5]
International Fund
Class 1:
12/31/14	$21.22	$.30	$ (.81)	$ (.51)	$(.36)	$ —	$(.36)	$20.35	(2.41)%	$3,282.54%		1.43%
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53		1.69
Class 2:
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78		1.46
Class 3:
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71		1.54
Class 4:
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5]	—[6]	.02[2,5]	.05[2,5]

American Funds Insurance Series / Prospectus     14

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/14	$25.08	$.29[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433.78%		1.23%[7]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80		1.76
Class 2:
12/31/14	24.88	.24[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[7]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.52
Class 4:
12/31/14	24.99	.09[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[7]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5]	—[6]	.04[2,5]	.04[2,5]
Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46[7]	$1.59	$2.05	$(.48)	$ —	$(.48)	$14.69	15.69%	$3,542.42%		3.31%[7]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44		2.10
Class 2:
12/31/14	13.02	.44[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[7]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69		1.87
Class 4:
12/31/14	13.12	.34[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[7]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[6]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5]	—[6]	.02[2,5]	.10[2,5]

15     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43[7]	$ .31	$ .74	$(.49)	$ —	$(.49)	$12.78	6.00%	$ 200.63%		3.34%[7]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61		2.54
Class 2:
12/31/14	12.51	.41[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[7]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86		2.28
Class 4:
12/31/14	12.50	.30[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[7]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5]	—[6]	.03[2,5]	.08[2,5]
Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$ 4.57	$ 5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5]	—[6]	.01[2,5]	.03[2,5]

American Funds Insurance Series / Prospectus     16

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$ (.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5]	—[6]	.04[2,5]	.07[2,5]
Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$ .01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$ 20	.56%[9]	2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,10]	—[6]	.47[5,9,10]	2.94[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44	$ .81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%	$11,997.30%		1.95%
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31		2.33
Class 2:
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57		2.08
Class 3:
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50		2.15
Class 4:
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5]	—[6]	.01[2,5]	.08[2,5]

17     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25[7]	$(.03)	$ .22	$(.18)	$(.30)	$(.48)	$11.11	1.87%	$ 37.71%		2.14%[7]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28	.69[9]	1.99[9]
Class 2:
12/31/14	11.35	.22[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[7]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94[9]	1.45[9]
Class 4:
12/31/14	11.35	.24[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5,10]	—[6]	.67[5,10]	2.07[5,7,10]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5,10]	—[6]	.71[5,10]	1.98[5,10]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,10]	—[6]	.03[2,5,10]	.05[2,5,10]
Bond Fund
Class 1:
12/31/14	$10.73	$.23	$ .37	$ .60	$(.25)	$ —[12]	$(.25)	$11.08	5.59%	$4,977.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	—[12]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	—[12]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—[6]	.02[2,5]	.10[2,5]
Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$ .21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[6]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—[6]	.02[2,5]	.11[2,5]

American Funds Insurance Series / Prospectus     18

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67	$(.59)	$ .08	$(.67)	$ —	$(.67)	$10.54	.80%	$1,017.48%		5.90%
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48		8.15
Class 2:
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73		7.91
Class 3:
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66		7.98
Class 4:
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[6]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[6]	.93	5.82
12/31/12[3,4]	11.80	.04	—[12]	.04	(.68)	—	(.68)	11.16	.34[5]	—[6]	.02[2,5]	.35[2,5]
Mortgage Fund
Class 1:
12/31/14	$10.23	$ .12	$ .45	$ .57	$(.10)	$ —	$(.10)	$10.70	5.54%	$292.45%		1.12%
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44		.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45		.08
12/31/11[3,11]	10.00	—[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23	52.70		.91
12/31/13	10.46	—[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69		(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70		(.16)
12/31/11[3,11]	10.00	(.02)	.48	.46	—[12]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98	1.95		.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[6]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5]	—[6]	.02[2,5]	.04[2,5]

19     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/14	$11.31	$(.03)	$ —	$(.03)	$ —	$ —	$ —	$11.28	(.27)%	$ 49.34%		(.26)%
12/31/13	11.34	(.03)	—[12]	(.03)	—	—	—	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—	(.06)	—	—	—	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[12]	(.05)	—	—	—	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[12]	(.05)	—	—	—	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530.58		(.47)
12/31/10	11.32	(.04)	—[12]	(.04)	—	—	—	11.28	(.35)	522.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—	(.05)	—	—	—	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[12]	(.05)	—	—	—	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)	12.51		(.40)
12/31/10	11.38	(.04)	—[12]	(.04)	—	—	—	11.34	(.35)	13.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04	(.05)	—	—	—	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)[5]	—[6]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[12]	—[12]	—[12]	—	—	—	11.34	.00[5]	—[6]	.02[2,5]	(.01) [2,5]

American Funds Insurance Series / Prospectus     20

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[13]	Ratio of net income (loss) to average net assets[13]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$ .48	$ .63	$(.17)	$ —	$(.17)	$12.40	5.24%	$1,723.35%		.35%	1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584.35		.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809.34		.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34		.34	1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39		.36	2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717.60		.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801.60		.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995.59		.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59		.59	1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64		.62	1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13.53		.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14.53		.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20.52		.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52		.52	1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57		.55	1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21.85		.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[6]	.84	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—[6]	.02[2,5]	.02[2,5]	.05[2,5]

21     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2014	2013	2012	2011	2010
Global Growth Fund	22%	39%	22%	28%	28%
Global Small Capitalization Fund	28	36	40	44	47
Growth Fund	29	19	21	19	28
International Fund	18	21	29	24	25
New World Fund	36	43	32	22	18
Blue Chip Income and Growth Fund	37	30	36	27	22
Global Growth and Income Fund	28	31	30	25	30
Growth-Income Fund	25	19	25	22	22
International Growth and Income Fund	34	34	31	48	31
Capital Income Builder	35[8]
Asset Allocation Fund	88	74	61	43	46
Global Balanced Fund	73	81	80	34[11]
Bond Fund	365	354	253	163	187
Global Bond Fund	200	213	160	101	106
High-Income Bond Fund	54	64	48	51	54
Mortgage Fund	790	715	444	480[11]
Ultra-Short Bond Fund[14]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	387	621	447	234	208

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2014	2013	2012	2011	2010
Capital Income Builder	24%	Not available
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

1 Based on average shares outstanding.

2 Not annualized.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

11 For the period May 2, 2011, commencement of operations, through December 31, 2011.

12 Amount less than $.01.

13 This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. Capital Research and Management Company reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010.

14  The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods .

American Funds Insurance Series / Prospectus     22

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA1PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

SUBJECT TO COMPLETION, DATED FEBRUARY 12, 2016

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series® Prospectus Class 2 shares May 1, 2016

Ultra-Short Bond Fund

Ultra-Short Bond Fund	1
Investment objectives, strategies and risks	4
Management and organization	5
Purchases and redemptions of shares	11
Plan of distribution	12
Fund expenses	12
Investment results	12
Distributions and taxes	12
Financial highlights	13

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.32%
Distribution and/or service (12b-1) fees	x.xx
Other expenses*	x.xx
Total annual fund operating expenses	x.xx

* Because the fund was previously a cash management fund and its expenses were not necessarily representative of an ultra-short-term bond fund, other expenses are based on estimates for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate.

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Instrument Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund	x.xx%	x.xx%	x.xx%	x.xx%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Money Market Instrument Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

3     American Funds Insurance Series / Prospectus

Investment objectives, strategies and risks

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and

American Funds Insurance Series / Prospectus     4

other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Instrument Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

5     American Funds Insurance Series / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year

American Funds Insurance Series / Prospectus     6

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years

7     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
American Funds Insurance Series / Prospectus     8

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years

9     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     10

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund share in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

11     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of evaluated prices from third party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or evaluated prices, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 2 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 2 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 2 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     12

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

2015 FISCAL YEAR UPDATES TO THE FINANCIAL HIGHLIGHTS TABLES WILL BE PROVIDED AT 2ND PROOF

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$ .71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5]	—[6]	.02[2,5]	.04[2,5]
Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$ .09	$ .52	$ .61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5]	—[6]	.04[2,5]	.04[2,5]

13     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/14	$78.54	$.88[7]	$ 5.79	$ 6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118.35%		1.12%[7]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34		1.02
Class 2:
12/31/14	77.94	.68[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[7]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59		.76
Class 3:
12/31/14	78.62	.74[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[7]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52		.82
Class 4:
12/31/14	78.32	.37[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[7]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5]	—[6]	.02[2,5]	.05[2,5]
International Fund
Class 1:
12/31/14	$21.22	$.30	$ (.81)	$ (.51)	$(.36)	$ —	$(.36)	$20.35	(2.41)%	$3,282.54%		1.43%
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53		1.69
Class 2:
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78		1.46
Class 3:
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71		1.54
Class 4:
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5]	—[6]	.02[2,5]	.05[2,5]

American Funds Insurance Series / Prospectus     14

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/14	$25.08	$.29[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433.78%		1.23%[7]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80		1.76
Class 2:
12/31/14	24.88	.24[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[7]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.52
Class 4:
12/31/14	24.99	.09[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[7]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5]	—[6]	.04[2,5]	.04[2,5]
Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46[7]	$1.59	$2.05	$(.48)	$ —	$(.48)	$14.69	15.69%	$3,542.42%		3.31%[7]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44		2.10
Class 2:
12/31/14	13.02	.44[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[7]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69		1.87
Class 4:
12/31/14	13.12	.34[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[7]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[6]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5]	—[6]	.02[2,5]	.10[2,5]

15     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43[7]	$ .31	$ .74	$(.49)	$ —	$(.49)	$12.78	6.00%	$ 200.63%		3.34%[7]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61		2.54
Class 2:
12/31/14	12.51	.41[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[7]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86		2.28
Class 4:
12/31/14	12.50	.30[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[7]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5]	—[6]	.03[2,5]	.08[2,5]
Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$ 4.57	$ 5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5]	—[6]	.01[2,5]	.03[2,5]

American Funds Insurance Series / Prospectus     16

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$ (.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5]	—[6]	.04[2,5]	.07[2,5]
Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$ .01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$ 20	.56%[9]	2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,10]	—[6]	.47[5,9,10]	2.94[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44	$ .81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%	$11,997.30%		1.95%
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31		2.33
Class 2:
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57		2.08
Class 3:
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50		2.15
Class 4:
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5]	—[6]	.01[2,5]	.08[2,5]

17     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25[7]	$(.03)	$ .22	$(.18)	$(.30)	$(.48)	$11.11	1.87%	$ 37.71%		2.14%[7]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28	.69[9]	1.99[9]
Class 2:
12/31/14	11.35	.22[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[7]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94[9]	1.45[9]
Class 4:
12/31/14	11.35	.24[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5,10]	—[6]	.67[5,10]	2.07[5,7,10]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5,10]	—[6]	.71[5,10]	1.98[5,10]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,10]	—[6]	.03[2,5,10]	.05[2,5,10]
Bond Fund
Class 1:
12/31/14	$10.73	$.23	$ .37	$ .60	$(.25)	$ —[12]	$(.25)	$11.08	5.59%	$4,977.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	—[12]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	—[12]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—[6]	.02[2,5]	.10[2,5]
Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$ .21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[6]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—[6]	.02[2,5]	.11[2,5]

American Funds Insurance Series / Prospectus     18

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67	$(.59)	$ .08	$(.67)	$ —	$(.67)	$10.54	.80%	$1,017.48%		5.90%
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48		8.15
Class 2:
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73		7.91
Class 3:
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66		7.98
Class 4:
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[6]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[6]	.93	5.82
12/31/12[3,4]	11.80	.04	—[12]	.04	(.68)	—	(.68)	11.16	.34[5]	—[6]	.02[2,5]	.35[2,5]
Mortgage Fund
Class 1:
12/31/14	$10.23	$ .12	$ .45	$ .57	$(.10)	$ —	$(.10)	$10.70	5.54%	$292.45%		1.12%
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44		.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45		.08
12/31/11[3,11]	10.00	—[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23	52.70		.91
12/31/13	10.46	—[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69		(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70		(.16)
12/31/11[3,11]	10.00	(.02)	.48	.46	—[12]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98	1.95		.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[6]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5]	—[6]	.02[2,5]	.04[2,5]

19     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/14	$11.31	$(.03)	$ —	$(.03)	$ —	$ —	$ —	$11.28	(.27)%	$ 49.34%		(.26)%
12/31/13	11.34	(.03)	—[12]	(.03)	—	—	—	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—	(.06)	—	—	—	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[12]	(.05)	—	—	—	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[12]	(.05)	—	—	—	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530.58		(.47)
12/31/10	11.32	(.04)	—[12]	(.04)	—	—	—	11.28	(.35)	522.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—	(.05)	—	—	—	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[12]	(.05)	—	—	—	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)	12.51		(.40)
12/31/10	11.38	(.04)	—[12]	(.04)	—	—	—	11.34	(.35)	13.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04	(.05)	—	—	—	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)[5]	—[6]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[12]	—[12]	—[12]	—	—	—	11.34	.00[5]	—[6]	.02[2,5]	(.01) [2,5]

American Funds Insurance Series / Prospectus     20

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[13]	Ratio of net income (loss) to average net assets[13]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$ .48	$ .63	$(.17)	$ —	$(.17)	$12.40	5.24%	$1,723.35%		.35%	1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584.35		.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809.34		.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34		.34	1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39		.36	2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717.60		.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801.60		.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995.59		.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59		.59	1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64		.62	1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13.53		.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14.53		.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20.52		.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52		.52	1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57		.55	1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21.85		.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[6]	.84	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—[6]	.02[2,5]	.02[2,5]	.05[2,5]

21     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2014	2013	2012	2011	2010
Global Growth Fund	22%	39%	22%	28%	28%
Global Small Capitalization Fund	28	36	40	44	47
Growth Fund	29	19	21	19	28
International Fund	18	21	29	24	25
New World Fund	36	43	32	22	18
Blue Chip Income and Growth Fund	37	30	36	27	22
Global Growth and Income Fund	28	31	30	25	30
Growth-Income Fund	25	19	25	22	22
International Growth and Income Fund	34	34	31	48	31
Capital Income Builder	35[8]
Asset Allocation Fund	88	74	61	43	46
Global Balanced Fund	73	81	80	34[11]
Bond Fund	365	354	253	163	187
Global Bond Fund	200	213	160	101	106
High-Income Bond Fund	54	64	48	51	54
Mortgage Fund	790	715	444	480[11]
Ultra-Short Bond Fund[14]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	387	621	447	234	208

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2014	2013	2012	2011	2010
Capital Income Builder	24%	Not available
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

1 Based on average shares outstanding.

2 Not annualized.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

11 For the period May 2, 2011, commencement of operations, through December 31, 2011.

12 Amount less than $.01.

13 This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. Capital Research and Management Company reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010.

14  The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods .

American Funds Insurance Series / Prospectus     22

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA2PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

SUBJECT TO COMPLETION, DATED FEBRUARY 12, 2016

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series® Prospectus Class 3 shares May 1, 2016

Ultra-Short Bond Fund

Ultra-Short Bond Fund	1
Management and organization	6
Purchases and redemptions of shares	12
Plan of distribution	13
Fund expenses	13
Investment results	13
Distributions and taxes	12
Financial highlights	14

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 3 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management fee	0.32%
Distribution and/or service (12b-1) fees	x.xx
Other expenses*	x.xx
Total annual fund operating expenses	x.xx

* Because the fund was previously a cash management fund and its expenses were not necessarily representative of an ultra-short-term bond fund, other expenses are based on estimates for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 3 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 3	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate .

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Insurance Series / Prospectus     2

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the investment results of the Class 3 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Instrument Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis .

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund	x.xx%	x.xx%	x.xx%	x.xx%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Money Market Instrument Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx

3     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     4

Investment objectives, strategies and risks

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

5     American Funds Insurance Series / Prospectus

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Instrument Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015 .

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series / Prospectus     6

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year

7     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years

American Funds Insurance Series / Prospectus     8

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years

9     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years

American Funds Insurance Series / Prospectus     10

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

11     American Funds Insurance Series / Prospectus

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund share in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series / Prospectus     12

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of evaluated prices from third party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or evaluated prices, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 3 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .18% for Class 3 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 3 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

13     American Funds Insurance Series / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

2015 FISCAL YEAR UPDATES TO THE FINANCIAL HIGHLIGHTS TABLES WILL BE PROVIDED AT 2ND PROOF

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$ .71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5]	—[6]	.02[2,5]	.04[2,5]
Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$ .09	$ .52	$ .61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5]	—[6]	.04[2,5]	.04[2,5]
American Funds Insurance Series / Prospectus     14

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/14	$78.54	$.88[7]	$ 5.79	$ 6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118.35%		1.12%[7]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34		1.02
Class 2:
12/31/14	77.94	.68[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[7]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59		.76
Class 3:
12/31/14	78.62	.74[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[7]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52		.82
Class 4:
12/31/14	78.32	.37[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[7]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5]	—[6]	.02[2,5]	.05[2,5]
International Fund
Class 1:
12/31/14	$21.22	$.30	$ (.81)	$ (.51)	$(.36)	$ —	$(.36)	$20.35	(2.41)%	$3,282.54%		1.43%
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53		1.69
Class 2:
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78		1.46
Class 3:
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71		1.54
Class 4:
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5]	—[6]	.02[2,5]	.05[2,5]

15     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/14	$25.08	$.29[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433.78%		1.23%[7]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80		1.76
Class 2:
12/31/14	24.88	.24[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[7]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.52
Class 4:
12/31/14	24.99	.09[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[7]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5]	—[6]	.04[2,5]	.04[2,5]
Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46[7]	$1.59	$2.05	$(.48)	$ —	$(.48)	$14.69	15.69%	$3,542.42%		3.31%[7]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44		2.10
Class 2:
12/31/14	13.02	.44[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[7]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69		1.87
Class 4:
12/31/14	13.12	.34[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[7]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[6]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5]	—[6]	.02[2,5]	.10[2,5]

American Funds Insurance Series / Prospectus     16

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43[7]	$ .31	$ .74	$(.49)	$ —	$(.49)	$12.78	6.00%	$ 200.63%		3.34%[7]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61		2.54
Class 2:
12/31/14	12.51	.41[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[7]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86		2.28
Class 4:
12/31/14	12.50	.30[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[7]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5]	—[6]	.03[2,5]	.08[2,5]
Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$ 4.57	$ 5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5]	—[6]	.01[2,5]	.03[2,5]

17     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$ (.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5]	—[6]	.04[2,5]	.07[2,5]
Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$ .01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$ 20	.56%[9]	2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,10]	—[6]	.47[5,9,10]	2.94[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44	$ .81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%	$11,997.30%		1.95%
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31		2.33
Class 2:
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57		2.08
Class 3:
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50		2.15
Class 4:
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5]	—[6]	.01[2,5]	.08[2,5]

American Funds Insurance Series / Prospectus     18

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25[7]	$(.03)	$ .22	$(.18)	$(.30)	$(.48)	$11.11	1.87%	$ 37.71%		2.14%[7]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28	.69[9]	1.99[9]
Class 2:
12/31/14	11.35	.22[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[7]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94[9]	1.45[9]
Class 4:
12/31/14	11.35	.24[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5,10]	—[6]	.67[5,10]	2.07[5,7,10]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5,10]	—[6]	.71[5,10]	1.98[5,10]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,10]	—[6]	.03[2,5,10]	.05[2,5,10]
Bond Fund
Class 1:
12/31/14	$10.73	$.23	$ .37	$ .60	$(.25)	$ —[12]	$(.25)	$11.08	5.59%	$4,977.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	—[12]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	—[12]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—[6]	.02[2,5]	.10[2,5]
Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$ .21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[6]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—[6]	.02[2,5]	.11[2,5]

19     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67	$(.59)	$ .08	$(.67)	$ —	$(.67)	$10.54	.80%	$1,017.48%		5.90%
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48		8.15
Class 2:
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73		7.91
Class 3:
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66		7.98
Class 4:
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[6]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[6]	.93	5.82
12/31/12[3,4]	11.80	.04	—[12]	.04	(.68)	—	(.68)	11.16	.34[5]	—[6]	.02[2,5]	.35[2,5]
Mortgage Fund
Class 1:
12/31/14	$10.23	$ .12	$ .45	$ .57	$(.10)	$ —	$(.10)	$10.70	5.54%	$292.45%		1.12%
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44		.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45		.08
12/31/11[3,11]	10.00	—[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23	52.70		.91
12/31/13	10.46	—[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69		(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70		(.16)
12/31/11[3,11]	10.00	(.02)	.48	.46	—[12]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98	1.95		.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[6]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5]	—[6]	.02[2,5]	.04[2,5]

American Funds Insurance Series / Prospectus     20

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/14	$11.31	$(.03)	$ —	$(.03)	$ —	$ —	$ —	$11.28	(.27)%	$ 49.34%		(.26)%
12/31/13	11.34	(.03)	—[12]	(.03)	—	—	—	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—	(.06)	—	—	—	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[12]	(.05)	—	—	—	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[12]	(.05)	—	—	—	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530.58		(.47)
12/31/10	11.32	(.04)	—[12]	(.04)	—	—	—	11.28	(.35)	522.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—	(.05)	—	—	—	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[12]	(.05)	—	—	—	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)	12.51		(.40)
12/31/10	11.38	(.04)	—[12]	(.04)	—	—	—	11.34	(.35)	13.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04	(.05)	—	—	—	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)[5]	—[6]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[12]	—[12]	—[12]	—	—	—	11.34	.00[5]	—[6]	.02[2,5]	(.01) [2,5]

21     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[13]	Ratio of net income (loss) to average net assets[13]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$ .48	$ .63	$(.17)	$ —	$(.17)	$12.40	5.24%	$1,723.35%		.35%	1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584.35		.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809.34		.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34		.34	1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39		.36	2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717.60		.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801.60		.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995.59		.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59		.59	1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64		.62	1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13.53		.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14.53		.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20.52		.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52		.52	1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57		.55	1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21.85		.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[6]	.84	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—[6]	.02[2,5]	.02[2,5]	.05[2,5]

American Funds Insurance Series / Prospectus     22

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2014	2013	2012	2011	2010
Global Growth Fund	22%	39%	22%	28%	28%
Global Small Capitalization Fund	28	36	40	44	47
Growth Fund	29	19	21	19	28
International Fund	18	21	29	24	25
New World Fund	36	43	32	22	18
Blue Chip Income and Growth Fund	37	30	36	27	22
Global Growth and Income Fund	28	31	30	25	30
Growth-Income Fund	25	19	25	22	22
International Growth and Income Fund	34	34	31	48	31
Capital Income Builder	35[8]
Asset Allocation Fund	88	74	61	43	46
Global Balanced Fund	73	81	80	34[11]
Bond Fund	365	354	253	163	187
Global Bond Fund	200	213	160	101	106
High-Income Bond Fund	54	64	48	51	54
Mortgage Fund	790	715	444	480[11]
Ultra-Short Bond Fund[14]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	387	621	447	234	208

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2014	2013	2012	2011	2010
Capital Income Builder	24%	Not available
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

1 Based on average shares outstanding.

2 Not annualized.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

11 For the period May 2, 2011, commencement of operations, through December 31, 2011.

12 Amount less than $.01.

13 This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. Capital Research and Management Company reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010.

14  The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods.

23     American Funds Insurance Series / Prospectus

Notes

American Funds Insurance Series / Prospectus     24

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA3PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

SUBJECT TO COMPLETION, DATED FEBRUARY 12, 2016

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

American Funds Insurance Series® Prospectus Class 4 shares May 1, 2016

Ultra-Short Bond Fund

Ultra-Short Bond Fund	1
Management and organization	7
Purchases and redemptions of shares	13
Plan of distribution	14
Fund expenses	14
Investment results	14
Distributions and taxes	14
Financial highlights	15

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Ultra-Short Bond Fund

Investment objective

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.32%
Distribution fees*	x.xx
Other expenses*	x.xx
Total annual fund operating expenses	x.xx

*  Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$xx	$xx	$xx	$xx

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund was a cash management fund and was not required to disclose its portfolio turnover rate .

Principal investment strategies

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Certain of these securities may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

1     American Funds Insurance Series / Prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series / Prospectus     2

Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Ultra Short Obligation Funds Average and the Lipper Money Market Instrument Funds Average include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown reflect the operation of the fund as a cash management fund prior to its conversion to an ultra-short-term bond fund on May 1, 2016. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated as an ultra-short-term bond fund during the entire period. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2015:	1 year	5 years	10 years	Lifetime
Fund	x.xx%	x.xx%	x.xx%	x.xx%
Barclays Short-Term Government/Corporate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Ultra Short Obligation Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx
Lipper Money Market Instrument Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	x.xx	x.xx	x.xx	x.xx

 .

3     American Funds Insurance Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James R. Mulally	Less than 1 year (since the fund's conversion)	Partner – Capital Fixed Income Investors

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

Tax information

See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series / Prospectus     4

Investment objectives, strategies and risks

Ultra-Short Bond Fund

The investment objective of the fund is to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, government securities, and short-term debt securities. Some of the securities held by the fund may have credit and liquidity support features, including guarantees and letters of credit.

The fund may enter into repurchase agreements that are fully collateralized by cash or government securities. When it enters into a repurchase agreement, the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

5     American Funds Insurance Series / Prospectus

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Ultra Short Obligation Funds Average is composed of funds that invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Money Market Instrument Funds Average is composed of funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep constant net asset value. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series / Prospectus     6

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2015.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

7     American Funds Insurance Series / Prospectus

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition to the portfolio managers below, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on a Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

The primary individual portfolio managers for each of the funds are:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 30 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 16 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 29 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 17 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years International Growth and Income Fund — 8 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 19 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 29 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 5 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 35 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 18 years High-Income Bond Fund — 23 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 16 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 2 years Mortgage Fund — 2 years U.S. Government/AAA-Rated Securities Fund — 1 year

American Funds Insurance Series / Prospectus     8

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 37 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 5 years Global Bond Fund — 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 22 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 3 years
Patrice Collette	Partner – Capital World Investors Investment professional for 22 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 7 years
Global Bond Fund — 1 year
High-Income Bond Fund — 7 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 32 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 4 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 18 years
Paul Flynn	Partner – Capital World Investors Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 13 years Growth-Income Fund — 10 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 4 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years

9     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 29 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 9 years Global Bond Fund — 10 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 10 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 43 years in total; 41 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years Growth-Income Fund — 22 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 27 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 5 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 33 years in total; 31 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 36 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 21 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 8 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 9 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 34 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 9 years

American Funds Insurance Series / Prospectus     10

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 8 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 5 years U.S. Government/AAA-Rated Securities Fund — 6 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 48 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 40 years in total; 36 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 10 years Ultra-Short Bond Fund — Less than 1 year (since the fund's conversion)
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 4 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 5 years
Global Bond Fund — 3 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Partner – Capital World Investors Investment professional for 18 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 3 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 8 years
William L. Robbins	Partner – Capital International Investors Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 7 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Partner – Capital International Investors Investment professional for 37 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 7 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 4 years

11     American Funds Insurance Series / Prospectus

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 10 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 16 years in total; 5 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years
Philip Winston	Partner – Capital International Investors Investment professional for 31 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 2 years

Information regarding the portfolio managers’ compensation, their ownership of securities in the Series and other accounts they manage is in the statement of additional information.

American Funds Insurance Series / Prospectus     12

Purchases and redemptions of shares

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds).

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund other than Ultra-Short Bond Fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund share in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

13     American Funds Insurance Series / Prospectus

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of evaluated prices from third party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has adopted procedures for making fair value determinations if market quotations or evaluated prices, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution

The Series has adopted a plan of distribution or “12b-1 plan” for Class 4 shares. Under the plan, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class 4 shares. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover distribution expenses and/or the expenses of certain contract owner services. The 12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series’ assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class 4 shares.

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee payable to the Series’ investment adviser for administrative services provided by the Series’ investment adviser and its affiliates. In addition, the “Other expenses” items for Class 4 shares include fees for administrative services provided by the insurance companies that include Class 4 shares of any of the funds as underlying investments in their variable contracts. Each fund will pay an insurance administration fee of ..25% of Class 4 share assets to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results

All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes

Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

American Funds Insurance Series / Prospectus     14

Financial highlights

The Financial Highlights table is intended to help you understand a fund’s results for the past five fiscal years. For Ultra-Short Bond Fund, the information for the periods provided is prior to the fund's conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

2015 FISCAL YEAR UPDATES TO THE FINANCIAL HIGHLIGHTS TABLES WILL BE PROVIDED AT 2ND PROOF

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1:
12/31/14	$30.11	$.31	$.40	$ .71	$(.40)	$(2.94)	$(3.34)	$27.48	2.52%	$1,558.55%		1.08%
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56		1.54
Class 2:
12/31/14	29.92	.24	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992.80		.85
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81		1.30
Class 4:
12/31/14	30.07	.07	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19	1.05	.26
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1	1.06	.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27[5]	—[6]	.02[2,5]	.04[2,5]
Global Small Capitalization Fund
Class 1:
12/31/14	$25.69	$ .09	$ .52	$ .61	$(.09)	$(.12)	$(.21)	$26.09	2.36%	$1,411.74%		.34%
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75		.69
Class 2:
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	.45
Class 4:
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12	1.24	(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4	1.24	(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80[5]	—[6]	.04[2,5]	.04[2,5]

15     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/14	$78.54	$.88[7]	$ 5.79	$ 6.67	$(1.16)	$(3.90)	$(5.06)	$80.15	8.78%	$7,118.35%		1.12%[7]
12/31/13	60.90	.64	17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003.35		.93
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34		1.02
Class 2:
12/31/14	77.94	.68[7]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413.60		.87[7]
12/31/13	60.45	.47	17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334.60		.68
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59		.76
Class 3:
12/31/14	78.62	.74[7]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208.53		.94[7]
12/31/13	60.97	.52	17.84	18.36	(.71)	—	(.71)	78.62	30.20	216.53		.75
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52		.82
Class 4:
12/31/14	78.32	.37[7]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24.85		.47[7]
12/31/13	60.90	.29	17.90	18.19	(.77)	—	(.77)	78.32	29.96	5.85		.40
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33[5]	—[6]	.02[2,5]	.05[2,5]
International Fund
Class 1:
12/31/14	$21.22	$.30	$ (.81)	$ (.51)	$(.36)	$ —	$(.36)	$20.35	(2.41)%	$3,282.54%		1.43%
12/31/13	17.68	.27	3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324.54		1.41
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53		1.69
Class 2:
12/31/14	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79		1.19
12/31/13	17.62	.22	3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916.79		1.15
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78		1.46
Class 3:
12/31/14	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72		1.28
12/31/13	17.70	.23	3.59	3.82	(.28)	—	(.28)	21.24	21.67	46.72		1.22
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71		1.54
Class 4:
12/31/14	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04	.31
12/31/13	17.68	(.01)	3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04	(.07)
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98[5]	—[6]	.02[2,5]	.05[2,5]
American Funds Insurance Series / Prospectus     16

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
New World Fund
Class 1:
12/31/14	$25.08	$.29[7]	$(1.92)	$(1.63)	$(.29)	$(2.44)	$(2.73)	$20.72	(7.63)%	$1,433.78%		1.23%[7]
12/31/13	22.93	.34	2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388.78		1.45
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80		1.76
Class 2:
12/31/14	24.88	.24[7]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03	1.01[7]
12/31/13	22.75	.28	2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307	1.03	1.22
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378	1.04	1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03	1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05	1.52
Class 4:
12/31/14	24.99	.09[7]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28	.40[7]
12/31/13	22.93	.14	2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8	1.29	.56
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58[5]	—[6]	.04[2,5]	.04[2,5]
Blue Chip Income and Growth Fund
Class 1:
12/31/14	$13.12	$.46[7]	$1.59	$2.05	$(.48)	$ —	$(.48)	$14.69	15.69%	$3,542.42%		3.31%[7]
12/31/13	10.05	.27	3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814.42		2.27
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44		2.10
Class 2:
12/31/14	13.02	.44[7]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67		3.14[7]
12/31/13	9.97	.23	3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755.67		2.03
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69		1.87
Class 4:
12/31/14	13.12	.34[7]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92		2.33[7]
12/31/13	10.05	.18	3.15	3.33	(.26)	—	(.26)	13.12	33.27	—[6]	.86	1.39
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38[5]	—[6]	.02[2,5]	.10[2,5]

17     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Growth and Income Fund
Class 1:
12/31/14	$12.53	$.43[7]	$ .31	$ .74	$(.49)	$ —	$(.49)	$12.78	6.00%	$ 200.63%		3.34%[7]
12/31/13	10.56	.39	2.00	2.39	(.42)	—	(.42)	12.53	22.81	206.62		3.35
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61		2.54
Class 2:
12/31/14	12.51	.41[7]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88		3.22[7]
12/31/13	10.54	.36	2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822.87		3.09
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86		2.28
Class 4:
12/31/14	12.50	.30[7]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13	2.30[7]
12/31/13	10.55	.28	2.09	2.37	(.42)	—	(.42)	12.50	22.60	1	1.12	2.27
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27[5]	—[6]	.03[2,5]	.08[2,5]
Growth-Income Fund
Class 1:
12/31/14	$50.72	$.81	$ 4.57	$ 5.38	$(.80)	$(2.54)	$(3.34)	$52.76	10.91%	$10,812.29%		1.56%
12/31/13	38.48	.66	12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857.29		1.49
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29		1.76
Class 2:
12/31/14	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
12/31/13	38.24	.55	12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980.54		1.25
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54		1.52
Class 3:
12/31/14	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
12/31/13	38.52	.58	12.32	12.90	(.65)	—	(.65)	50.77	33.58	193.47		1.32
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47		1.59
Class 4:
12/31/14	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11
12/31/13	38.47	.45	12.33	12.78	(.69)	—	(.69)	50.56	33.32	3.79		.96
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02[5]	—[6]	.01[2,5]	.03[2,5]

American Funds Insurance Series / Prospectus     18

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
International Growth and Income Fund
Class 1:
12/31/14	$17.48	$.58	$(1.09)	$ (.51)	$(.53)	$(.17)	$(.70)	$16.27	(2.93)%	$740.68%		3.32%
12/31/13	15.29	.44	2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696.69		2.63
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74		2.61
Class 2:
12/31/14	17.43	.56	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93		3.21
12/31/13	15.25	.38	2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257.94		2.28
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99		2.37
Class 4:
12/31/14	17.45	.26	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18	1.52
12/31/13	15.29	.03	2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1	1.19	.18
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62[5]	—[6]	.04[2,5]	.07[2,5]
Capital Income Builder
Class 1:
12/31/14[3,8]	$10.00	$.19	$(.18)	$ .01	$(.19)	$(.01)	$(.20)	$9.81	.12%	$ 20	.56%[9]	2.87%[9]
Class 2:
12/31/14[3,8]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12[5,10]	—[6]	.47[5,9,10]	2.94[5,9,10]
Class 4:
12/31/14[3,8]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)	55	1.06[9]	2.08[9]
Asset Allocation Fund
Class 1:
12/31/14	$22.49	$.44	$ .81	$1.25	$(.39)	$(1.12)	$(1.51)	$22.23	5.66%	$11,997.30%		1.95%
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31		2.33
Class 2:
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57		2.08
Class 3:
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81	42.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50		2.15
Class 4:
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89	1.79		1.22
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17[5]	—[6]	.01[2,5]	.08[2,5]

19     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
12/31/14	$11.37	$.25[7]	$(.03)	$ .22	$(.18)	$(.30)	$(.48)	$11.11	1.87%	$ 37.71%		2.14%[7]
12/31/13	10.34	.22	1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36.70		2.05
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72		2.00
12/31/11[3,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28	.69[9]	1.99[9]
Class 2:
12/31/14	11.35	.22[7]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96		1.88[7]
12/31/13	10.33	.20	1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156.95		1.79
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97		1.76
12/31/11[3,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94[9]	1.45[9]
Class 4:
12/31/14	11.35	.24[7]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88[5,10]	—[6]	.67[5,10]	2.07[5,7,10]
12/31/13	10.33	.22	1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49[5,10]	—[6]	.71[5,10]	1.98[5,10]
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40[5,10]	—[6]	.03[2,5,10]	.05[2,5,10]
Bond Fund
Class 1:
12/31/14	$10.73	$.23	$ .37	$ .60	$(.25)	$ —[12]	$(.25)	$11.08	5.59%	$4,977.39%		2.03%
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38		3.03
Class 2:
12/31/14	10.61	.20	.36	.56	(.22)	—[12]	(.22)	10.95	5.28	4,565.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63		2.79
Class 4:
12/31/14	10.69	.16	.39	.55	(.23)	—[12]	(.23)	11.01	5.15	29.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5]	—[6]	.02[2,5]	.10[2,5]
Global Bond Fund
Class 1:
12/31/14	$11.88	$.29	$(.08)	$ .21	$(.21)	$(.11)	$(.32)	$11.77	1.71%	$1,194.57%		2.35%
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57		3.42
Class 2:
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83		3.21
Class 4:
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09	1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—[6]	.79	2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5]	—[6]	.02[2,5]	.11[2,5]

American Funds Insurance Series / Prospectus     20

		Income (loss) from investment operations[1]		Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
High-Income Bond Fund
Class 1:
12/31/14	$11.13	$.67	$(.59)	$ .08	$(.67)	$ —	$(.67)	$10.54	.80%	$1,017.48%		5.90%
12/31/13	11.16	.75	.01	.76	(.79)	—	(.79)	11.13	6.89	856.48		6.54
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48		8.15
Class 2:
12/31/14	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73		5.67
12/31/13	11.03	.71	.01	.72	(.76)	—	(.76)	10.99	6.60	1,061.73		6.29
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73		7.91
Class 3:
12/31/14	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66		5.74
12/31/13	11.18	.73	.02	.75	(.77)	—	(.77)	11.16	6.77	19.66		6.36
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66		7.98
Class 4:
12/31/14	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	—[6]	.98	5.49
12/31/13	11.16	.67	.08	.75	(.79)	—	(.79)	11.12	6.81	—[6]	.93	5.82
12/31/12[3,4]	11.80	.04	—[12]	.04	(.68)	—	(.68)	11.16	.34[5]	—[6]	.02[2,5]	.35[2,5]
Mortgage Fund
Class 1:
12/31/14	$10.23	$ .12	$ .45	$ .57	$(.10)	$ —	$(.10)	$10.70	5.54%	$292.45%		1.12%
12/31/13	10.47	.04	(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198.44		.35
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45		.08
12/31/11[3,11]	10.00	—[12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42[9]	.04[9]
Class 2:
12/31/14	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23	52.70		.91
12/31/13	10.46	—[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49.69		(.02)
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70		(.16)
12/31/11[3,11]	10.00	(.02)	.48	.46	—[12]	(.10)	(.10)	10.36	4.60	22	.67[9]	(.25)[9]
Class 4:
12/31/14	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98	1.95		.47
12/31/13	10.47	.02	(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—[6]	.38[5]	.23[5]
12/31/12[3,4]	10.60	—[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09[5]	—[6]	.02[2,5]	.04[2,5]

21     American Funds Insurance Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/14	$11.31	$(.03)	$ —	$(.03)	$ —	$ —	$ —	$11.28	(.27)%	$ 49.34%		(.26)%
12/31/13	11.34	(.03)	—[12]	(.03)	—	—	—	11.31	(.27)	57.34		(.24)
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83.33		(.14)
Class 2:
12/31/14	11.12	(.06)	—	(.06)	—	—	—	11.06	(.54)	331.59		(.51)
12/31/13	11.17	(.05)	—[12]	(.05)	—	—	—	11.12	(.45)	395.59		(.49)
12/31/12	11.22	(.05)	—[12]	(.05)	—	—	—	11.17	(.45)	459.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530.58		(.47)
12/31/10	11.32	(.04)	—[12]	(.04)	—	—	—	11.28	(.35)	522.58		(.39)
Class 3:
12/31/14	11.21	(.05)	—	(.05)	—	—	—	11.16	(.45)	8.52		(.44)
12/31/13	11.26	(.05)	—[12]	(.05)	—	—	—	11.21	(.44)	8.52		(.42)
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11.52		(.40)
12/31/11	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)	12.51		(.40)
12/31/10	11.38	(.04)	—[12]	(.04)	—	—	—	11.34	(.35)	13.51		(.32)
Class 4:
12/31/14	11.30	(.09)	.04	(.05)	—	—	—	11.25	(.44)	7.84		(.77)
12/31/13	11.34	(.04)	—[12]	(.04)	—	—	—	11.30	(.35)[5]	—[6]	.37[5]	(.32)[5]
12/31/12[3,4]	11.34	—[12]	—[12]	—[12]	—	—	—	11.34	.00[5]	—[6]	.02[2,5]	(.01) [2,5]

American Funds Insurance Series / Prospectus     22

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,13]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[13]	Ratio of net income (loss) to average net assets[13]
U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/14	$11.94	$.15	$ .48	$ .63	$(.17)	$ —	$(.17)	$12.40	5.24%	$1,723.35%		.35%	1.24%
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584.35		.35	.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809.34		.34	.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34		.34	1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39		.36	2.07
Class 2:
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717.60		.60	1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801.60		.60	.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995.59		.59	.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59		.59	1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64		.62	1.83
Class 3:
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13.53		.53	1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14.53		.53	.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20.52		.52	.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52		.52	1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57		.55	1.92
Class 4:
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21.85		.85	.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—[6]	.84	.84	.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5]	—[6]	.02[2,5]	.02[2,5]	.05[2,5]

23     American Funds Insurance Series / Prospectus

	Period ended December 31
Portfolio turnover rate for all share classes including mortgage dollar roll transactions	2014	2013	2012	2011	2010
Global Growth Fund	22%	39%	22%	28%	28%
Global Small Capitalization Fund	28	36	40	44	47
Growth Fund	29	19	21	19	28
International Fund	18	21	29	24	25
New World Fund	36	43	32	22	18
Blue Chip Income and Growth Fund	37	30	36	27	22
Global Growth and Income Fund	28	31	30	25	30
Growth-Income Fund	25	19	25	22	22
International Growth and Income Fund	34	34	31	48	31
Capital Income Builder	35[8]
Asset Allocation Fund	88	74	61	43	46
Global Balanced Fund	73	81	80	34[11]
Bond Fund	365	354	253	163	187
Global Bond Fund	200	213	160	101	106
High-Income Bond Fund	54	64	48	51	54
Mortgage Fund	790	715	444	480[11]
Ultra-Short Bond Fund[14]	—	—	—	—	—
U.S. Government/AAA-Rated Securities Fund	387	621	447	234	208

	Period ended December 31
Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions	2014	2013	2012	2011	2010
Capital Income Builder	24%	Not available
Asset Allocation Fund	42
Global Balanced Fund	40
Bond Fund	121
Global Bond Fund	134
Mortgage Fund	108
U.S. Government/AAA-Rated Securities Fund	88

1 Based on average shares outstanding.

2 Not annualized.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Class 4 shares were offered beginning December 14, 2012.

5 Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

8 For the period May 1, 2014, commencement of operations, through December 31, 2014.

9 Annualized.

10 This class consisted solely of seed capital invested by Capital Research and Management Company; therefore, certain fees were not accrued.

11 For the period May 2, 2011, commencement of operations, through December 31, 2011.

12 Amount less than $.01.

13 This column reflects the impact, if any, of certain waivers by Capital Research and Management Company. Capital Research and Management Company reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010.

14  The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods .

American Funds Insurance Series / Prospectus     24

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INA4PRX-998-0516P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

SUBJECT TO COMPLETION, DATED FEBRUARY 12, 2016

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED

American Funds Insurance Series®

Part B
Statement of Additional Information

May 1, 2016

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated May 1, 2016 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class 1, Class 2 and Class 4 shares of:	Class 3 shares of:

Global Growth Fund

Global Small Capitalization Fund

Growth Fund

International Fund

New World Fund®

Blue Chip Income and Growth Fund

Global Growth and Income Fund

Growth-Income Fund

International Growth and Income Fund

Capital Income Builder®

Asset Allocation Fund

Global Balanced Fund

Bond Fund

Corporate Bond Fund

Global Bond Fund

High-Income Bond Fund

Mortgage Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

Growth Fund International Fund Growth-Income Fund Asset Allocation Fund High-Income Bond Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

Investment portfolio
Financial statements

American Funds Insurance Series — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Global Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Global Small Capitalization Fund

Equity securities

· Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

American Funds Insurance Series — Page 2

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Growth Fund

General

· The fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 3

International Fund

General

· The fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

New World Fund

General

· The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

· Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

Equity securities

· The fund may invest its assets in equity securities of any company, regardless of where it is based, if the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries.

American Funds Insurance Series — Page 4

Debt instruments

· The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

· The fund may invest up to 25% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Blue Chip Income and Growth Fund

General

· The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· The fund primarily invests in common stocks of larger U.S.-based companies (those with market capitalizations above $4.0 billion).

· The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

· The fund will not invest in private placements of stock of companies.

· The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

American Funds Insurance Series — Page 5

Investing outside the U.S.

· The fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Growth and Income Fund

General

· The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 6

Growth-Income Fund

General

· The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

International Growth and Income Fund

General

· The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States. However, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States (excluding cash equivalents of U.S. issuers) and issuers whose securities are primarily listed on U.S. securities exchanges. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States whose securities are primarily listed on exchanges outside the United States, and cash and cash equivalents (including cash equivalents issued by U.S. issuers). The fund may invest a portion of its assets in companies located in emerging and developing countries.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 7

Capital Income Builder

Income producing securities

· The fund will invest at least 90% of its assets in income-producing securities.

Equity securities

· The fund will invest at least 50% of its assets in equity securities.

Debt instruments

· The fund may invest up to 5% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by National Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

Investing outside the U.S.

· The fund may invest up to 50% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Asset Allocation Fund

General

· Under normal market conditions, the fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

Debt instruments

· Up to 25% of the fund’s debt assets may be invested in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Insurance Series — Page 8

Investing outside the U.S.

· The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Balanced Fund

Equity securities

· The fund invests at least 45% of the value of its assets in equity investments.

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The fund invests at least 30% of the value of its assets in debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may also invest up to 5% of its assets in lower quality, higher yielding debt securities including those convertible into common stocks (rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series — Page 9

Bond Fund

General

· The fund invests at least 80% of its assets in bonds and other debt securities. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

· The fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

Investing outside the U.S.

· The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 10

Corporate Bond Fund

Debt instruments

· The fund will invest at least 80% of its assets in corporate debt securities. For purposes of this limit, corporate debt securities include any corporate debt instrument, including, but not limited to, bank loans, covered bonds, hybrids (securities with equity and debt characteristics), certain preferred securities and commercial paper and other cash equivalents.

· The fund will invest at least 90% of its assets in debt securities, including money market instruments, cash and cash equivalents, rated Baa3 or better or BBB- or better by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser at time of purchase. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies. The fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a NRSRO.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Global Bond Fund

Debt instruments

· The fund invests at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

· Normally, the fund’s debt obligations consist substantially of investment-grade bonds (rated Baa3 or better or BBB- or better by NRSROs, or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser.

American Funds Insurance Series — Page 11

Investing outside the U.S.

· Under normal market conditions, the fund invests at least 40% of its net assets in issuers domiciled outside the United States. If market conditions are not deemed favorable by the fund’s investment adviser, the fund will invest at least 30% of its net assets in issuers domiciled outside the United States.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

High-Income Bond Fund

Debt instruments

· The fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

· The fund invests at least 65% of its assets in debt securities rated Ba1 or below or BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the lowest of these ratings, consistent with the fund's investment policies.

Equity and other securities

· The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

Investing outside the U.S.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Mortgage Fund

General

· Under normal market conditions, the fund invests at least 80% of its assets in mortgage-related securities, including, but not limited to, residential mortgage-backed securities and commercial mortgage-backed securities, federal agency debentures, contracts for future delivery of mortgage-related securities (such as to be announced (TBA) contracts and mortgage dollar rolls), and other securities collateralized by mortgage loans. Compliance with certain asset diversification requirements in the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles may, at times, restrict the fund’s ability to invest at least 80% of its assets in mortgage-related securities.

American Funds Insurance Series — Page 12

· The fund invests at least 80% of its assets in mortgage-related securities that are sponsored or guaranteed by the U.S. government, including securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, and non-government mortgage-related securities that are rated in the Aaa or AAA category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund may invest up to 5% of its assets in securities that are in the AA, Aa or A ratings category by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States; however, all such securities will be U.S. dollar denominated.

Investing outside the U.S.

· The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Ultra-Short Bond Fund

General

·  The fund invests in high quality money market instruments rated in the two highest quality short-term categories by at least two NRSROs.

Maturity

·  The fund may only purchase instruments having remaining maturities of 397 days or less.

·  The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

·  The fund maintains the dollar-weighted average life of its portfolio at 120 days or less.

·  For purposes of determining the weighted average maturity (but not the weighted average life) of a fund’s portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

American Funds Insurance Series — Page 13

Liquidity

·  The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 15% of its total assets in illiquid securities.

Investing outside the U.S.

·  The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

·  In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

U.S. Government/AAA-Rated Securities Fund

General

· The fund invests at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the U.S.

· The fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series — Page 14

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.” With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

Equity securities — Certain funds may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

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Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the funds’ portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

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stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible or contingent capital securities are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of an issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The

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funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — Certain funds may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Certain funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to

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apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Investing through Stock Connect — The fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect Program (“Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Stock Exchange of Hong Kong, the SSE and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect are subject to PRC regulations and SSE listing rules, among others. These could include limitations on trading or suspension of trading. These regulations are relatively new, untested and subject to changes which could adversely impact the fund’s rights with respect to the securities. As Stock Connect is new there are no assurances that the necessary systems to run the program will function properly.

Stock Connect is subject to aggregate and daily quota limitations on purchases and the fund may experience delays in transacting via Stock Connect. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect may only be sold, purchased or otherwise transferred through Stock Connect. Stock Connect only operates when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. The fund’s shares are held in an omnibus account and registered in nominee name. The fund may have additional risks relating to investments in China, for example,

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through purchases in H shares of Chinese companies listed on the Hong Kong Exchange or as a Qualified Foreign Institutional Investor (“QFII”) purchasing A shares in China. Please see the sections on risks relating to investing outside of the United States and risks of investing in emerging markets for further information.

Synthetic local access instruments — Participation notes, market access warrants and other similar structured products (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets, such as in China and Saudi Arabia, where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.

Currency transactions — Certain funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, certain funds may enter into forward currency contracts to protect against changes in currency exchange rates. Certain funds may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, a fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that

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it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, a fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause a fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may enter into roll transactions, such as a mortgage dollar roll where a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), a fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and a fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase a fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated

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assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

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The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — Certain funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however,

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have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide

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those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation linked bonds — Certain funds may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

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Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and floating rate obligations — The interest rates payable on certain securities in which certain of the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that

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mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

4(2) commercial paper — The fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

Restricted or illiquid securities — Certain funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur significant additional costs in disposing of illiquid securities. If the fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — Certain funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

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Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Reinsurance related notes and bonds — High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — Ultra-Short Bond Fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which they could otherwise invest. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain funds. Certain funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDX transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any

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contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDX as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDX transactions in which the fund acts as protection buyer, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Equity-linked notes — A fund may purchase equity-linked notes to enhance the current income of its portfolio. Equity-linked notes are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities — usually a single stock, a stock index or a basket of stocks — and a related equity derivative, such as a put or call option, in a single note form. For example, an equity-linked note that refers to the stock of an issuer may be the economic equivalent of holding a position in that stock and simultaneously selling a call option on that stock with a strike price greater than the current stock price. The holder of the note would be exposed to decreases in the price of the equity to the same extent as if it held the equity directly. However, if the stock appreciated in value, the noteholder would only benefit from stock price increases up to the strike price (i.e., the point at which the holder of the call option would be expected to exercise its right to buy the underlying stock). Additionally, the terms of an equity-linked note may provide for periodic interest payments to holders at either a fixed or floating rate.

As described in the example above, the return on an equity-linked note is generally tied to the performance of the underlying reference security or securities. In addition to any interest payments made during the term of the note, at maturity, the noteholder usually receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the issuance, the maximum principal amount to be repaid on the equity-linked note may be capped. For example, in consideration for greater current income or yield, a noteholder may forego its participation in the capital appreciation of the underlying equity assets above a predetermined price limit. Alternatively, if the linked securities have depreciated in value, or if their price fluctuates outside of a preset range, the noteholder may receive only the principal amount of the note, or may lose the principal invested in the equity-linked note entirely.

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The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by the fund is similar to the risk involved in the purchase of the underlying linked securities. However, the value of an equity-linked note is also dependent on the individual credit of the issuer of the note, which, in the case of an unsecured note, will generally be a major financial institution, and, in the case of a collateralized note, will generally be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. An investment in an equity-linked note bears the risk that the issuer of the note will default or become bankrupt. In such an event, the fund may have difficulty being repaid, or may fail to be repaid, the principal amount of, or income from, its investment. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. However, depending on the law of the jurisdictions in which an issuer is organized and in which the note is issued, in the event of default, the fund may incur substantial expenses in seeking recovery under an equity-linked note, and may have limited legal recourse in attempting to do so.

Equity-linked notes are often privately placed and may not be rated, in which case the fund will be more dependent than would otherwise be the case on the ability of the investment adviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying equity securities. The fund’s successful use of equity-linked notes will usually depend on the investment adviser’s ability to accurately forecast movements in the prices of the underlying securities. Should the prices of the underlying securities move in an unexpected manner, or should the structure of a note respond to market conditions differently than anticipated, the fund may not achieve the anticipated benefits of the investment in the equity-linked note, and the fund may realize losses, which could be significant and could include the fund’s entire principal investment in the note.

Equity-linked notes are generally designed for the over-the-counter institutional investment market, and the secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of the fund to accurately value and/or sell the equity-linked notes in its portfolio.

Diversification — Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund's investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the series has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a

American Funds Insurance Series — Page 33

deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The series and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the series will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the series’ third-party service providers in the future, particularly as the series cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2015 and 2014:

	Fiscal year	Portfolio turnover rate
Global Growth Fund	2015 2014	xx% 22
Global Small Capitalization Fund	2015 2014	xx 28
Growth Fund	2015 2014	xx 29
International Fund	2015 2014	xx 18
New World Fund	2015 2014	xx 36
Blue Chip Income and Growth Fund	2015 2014	xx 37
Global Growth and Income Fund	2015 2014	xx 28
Growth-Income Fund	2015 2014	xx 25
International Growth and Income Fund	2015 2014	xx 34
Capital Income Builder	2015 2014[1]	xx 35
Asset Allocation Fund	2015 2014[2]	xx 88
Global Balanced Fund	2015 2014[3]	xx 73
Bond Fund	2015 2014[4]	xx 365
Global Bond Fund	2015 2014[5]	xx 200
High-Income Bond Fund	2015 2014	xx 54
Mortgage Fund	2015 2014[6]	xx 790
Ultra-Short Bond Fund[7]	2015 2014	xx xx
U.S. Government/ AAA-Rated Securities Fund[8]	2015 2014[9]	xx 387

[1 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 24%.

2 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 42%.

3 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 40%.

4 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 121%.

5 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 134%.

6 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 108%.

7  The information for the periods provided is prior to the fund’s conversion on May 1, 2016 from a cash management fund to an ultra-short-term bond fund. Accordingly, the fund was not required to disclose its portfolio turnover rates for such periods.

8 The decrease in portfolio turnover was due to trading activity during the period.

9 The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2014 was 88%.

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See “Financial Highlights” in the prospectus for each fund’s annual portfolio turnover rates for each of the last five fiscal years.

Corporate Bond Fund has not yet begun investment operations, and therefore has not yet had portfolio turnover.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund. In managing a fund, a fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each fund in the Series (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, a fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time securities are purchased and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market securities and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. Additionally, Ultra-Short Bond Fund may invest without limitation in obligations of U.S. banks, including U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker’s acceptances). In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings “Certain investment limitations and guidelines” and “Description of certain securities and investment techniques” in this statement of additional information.

American Funds Insurance Series — Page 38

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015)	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

·  Service as chief operations officer, global media company

·  Senior corporate management experience

·  Corporate board experience

·  Service on advisory and trustee boards for educational, business and non-profit organizations

·  MBA

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	83	The Swiss Helvetia Fund, Inc. Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

·  Service with Office of the U.S. Trade Representative and U.S. Department of Justice

·  Corporate board experience

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  Experience as corporate lawyer

·  JD

American Funds Insurance Series — Page 41

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

·  Professor at multiple universities

·  Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

·  Experience in corporate management and public accounting

·  Service on advisory and trustee boards for charitable, educational and nonprofit organizations

·  PhD, accounting

·  Formerly licensed as CPA

Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc. Former director of Apollo Education Group, Inc. (until 2013)

·  Former U.S. Secretary of Education, U.S. Department of Education

·  Former Assistant to the President for Domestic Policy, The White House

·  Former senior advisor to the Governor of Texas

·  Service on advisory and trustee boards for charitable and nonprofit organizations

American Funds Insurance Series — Page 42

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Steadman Upham, PhD, 1949 Trustee (2010)	President and University Professor, The University of Tulsa	80	None	· Senior academic leadership positions for multiple universities · Service on advisory and trustee boards for educational and nonprofit organizations · PhD, anthropology

American Funds Insurance Series — Page 43

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
Abner D. Goldstine, 1929 Senior Vice President (1993)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

American Funds Insurance Series — Page 44

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5  All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser .

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series — Page 45

Fund shares owned by trustees as of December 31, 2015:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$10,001 – $50,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$1 – $10,000	N/A5	Over $100,000
Mary Davis Holt[6]	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Steadman Upham	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2  N/A indicates that the listed individual, as of December 31, 2015, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6  Ms. Holt was elected to the board effective June 11, 2015.

American Funds Insurance Series — Page 46

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,197 to $51,126, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2015:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$106,307	$385,375
James G. Ellis	105,947	384,375
Leonard R. Fuller[2]	109,850	381,875
Mary Davis Holt[3]	54,146	267,928
R. Clark Hooper	109,967	485,275
Merit E. Janow	95,053	355,375
Laurel B. Mitchell[2]	126,719	298,500
Frank M. Sanchez	122,762	287,500
Margaret Spellings[2]	88,052	364,375
Steadman Upham[2]	104,255	352,375

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2015 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2  Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2015 fiscal year for participating trustees is as follows: William H. Baribault ($62,277), Leonard R. Fuller ($185,318), Laurel B. Mitchell ($58,081), Margaret Spellings ($101,137) and Steadman Upham ($456,859). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

3  Ms. Holt was elected to the board effective June 11, 2015.

American Funds Insurance Series — Page 47

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in a proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has Class 1, Class 2 and Class 4 shares. In addition, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Income Bond Fund, Ultra-Short Bond Fund and U.S. Government/AAA-Rated Securities Fund have Class 3 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class 2, Class 3 and Class 4 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of Class 2, Class 3 and Class 4 shares. Class 4 shareholders have exclusive voting rights with respect to their Insurance Administrative Services Plan. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws , as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

American Funds Insurance Series — Page 48

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Mary Davis Holt, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2015 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2015 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates,

American Funds Insurance Series — Page 49

selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2015 fiscal year.

The independent board members of the series have oversight responsibility for the series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

American Funds Insurance Series — Page 50

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third party advisory firms on a case-by-case basis. We do not, as a policy, follow the voting recommendations provided by these firms.  We periodically assess the information provided by the advisory firms and report to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

American Funds Insurance Series — Page 51

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on April 1, 2016. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Global Growth Fund

Name and address	Ownership	Ownership percentage
Info to come

Global Small Capitalization Fund

Name and address	Ownership	Ownership percentage
Info to come

American Funds Insurance Series — Page 52

Growth Fund

Name and address	Ownership	Ownership percentage
Info to come

International Fund

Name and address	Ownership	Ownership percentage
Info to come

New World Fund

Name and address	Ownership	Ownership percentage
Info to come

Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
Info to come

Global Growth and Income Fund

Name and address	Ownership	Ownership percentage
Info to come

Growth-Income Fund

Name and address	Ownership	Ownership percentage
Info to come

American Funds Insurance Series — Page 53

International Growth and Income Fund

Name and address	Ownership	Ownership percentage
Info to come

Capital Income Builder

Name and address	Ownership	Ownership percentage
Info to come

Asset Allocation Fund

Name and address	Ownership	Ownership percentage
Info to come

Global Balanced Fund

Name and address	Ownership	Ownership percentage
Info to come

Bond Fund

Name and address	Ownership	Ownership percentage
Info to come

Corporate Bond Fund — The fund has not yet begun investment operations, and therefore does not yet have any investors as of the date of this statement of additional information.

Global Bond Fund

Name and address	Ownership	Ownership percentage
Info to come

American Funds Insurance Series — Page 54

High-Income Bond Fund

Name and address	Ownership	Ownership percentage
Info to come

Mortgage Fund

Name and address	Ownership	Ownership percentage
Info to come

Ultra-Short Bond Fund

Name and address	Ownership	Ownership percentage
Info to come
U.S. Government/AAA-Rated Securities Fund

Name and address	Ownership	Ownership percentage
Info to come

As of April 1, 2016, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

American Funds Insurance Series — Page 55

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the Series and, therefore, is not subject to registration or regulation as such under the CEA with respect to the Series.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. Bonuses for investment results generated in 2016 and thereafter will be based on the most recent year, a three-year rolling average, a five-year rolling average and an eight-year rolling average, with increasing weight placed on each succeeding measurement period. Bonuses for investment results generated in 2015 will be calculated using both methods referenced above, and the payment for individual managers and analysts will be the higher of the two calculations. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

American Funds Insurance Series — Page 56

Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;

Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small Cap Index;

Growth Fund — S&P 500 Index, MSCI All Country World ex-USA Index, Lipper Growth Funds Index;

International Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, a custom average consisting of one share class per fund of emerging markets debt funds that disclose investment objectives and strategies comparable to those of the fund;

Blue Chip Income and Growth Fund — S&P 500 Index, a custom index of growth-income, equity-income and growth funds that have significant U.S. equity holdings and have an explicit income objective or focus;

Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;

Growth-Income Fund — S&P 500 Index, Lipper Growth and Income Funds Index;

International Growth and Income Fund — MSCI All Country World ex USA Index, Lipper International Funds Index;

Capital Income Builder — a custom index of U.S., international and global funds that have an explicit income objective or focus, a custom index of higher yielding constituents from the MSCI US Index, a custom index of higher yielding constituents from the MSCI All Country World Index (ex US), a custom average consisting of one share class per fund of intermediate U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund;

Asset Allocation Fund — S&P 500 Index, Lipper Growth and Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund;

Global Balanced Fund — MSCI All Country World Index, Barclays Global Aggregate Index, Lipper Global Funds Index, JP Morgan Government Bond Index – Emerging Market Global Diversified, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund;

Bond Fund — Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund ;

American Funds Insurance Series — Page 57

Corporate Bond Fund — Barclays U.S. Corporate Bond Index, a custom average consisting of one share class per fund of corporate debt BBB-rated funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt A-rated funds that disclose investment objectives and strategies comparable to those of the fund;

Global Bond Fund —Barclays Global Aggregate Bond Index; Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of global income funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

High-Income Bond Fund — Barclays U.S. Corporate High Yield Index 2% Issuer Cap, a custom average consisting of one share class per fund of high yield funds that disclose investment objectives and strategies comparable to those of the fund;

Mortgage Fund — Barclays U.S. Mortgage Backed Securities Index, a custom average consisting of one share class per fund of GNMA funds that disclose investment objectives and strategies comparable to those of the fund; and

U.S. Government/AAA-Rated Securities Fund — Barclays U.S. Government/Mortgage Backed Securities Index, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series’ most recently completed fiscal year are listed as follows:

American Funds Insurance Series — Page 58

The following table reflects information as of December 31, 2015:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Growth Fund
Patrice Collette	1	$10.0	1	$0.22	None
Isabelle de Wismes	1	$60.0	1	$0.22	None
Galen Hoskin	2	$25.0	1	$2.86	None
Jonathan Knowles	4	$232.4	None		None
Global Small Capitalization Fund
Mark E. Denning	5	$269.8	1	$0.61	None
J. Blair Frank	3	$195.1	None		None
Claudia P. Huntington	4	$113.3	None		None
Lawrence Kymisis	2	$150.1	None		None
Harold H. La	3	$124.6	None		None
Aidan O’Connell	1	$27.2	None		None
Growth Fund
Gregory D. Johnson	3	$233.4	None		None
Michael T. Kerr	2	$216.5	None		None
Ronald B. Morrow	2	$216.5	None		None
Andraz Razen	1	$27.2	None		None
Martin Romo	3	$218.3	None		None
Alan J. Wilson	2	$219.7	None		None
International Fund
Sung Lee	3	$205.9	None		None
L. Alfonso Barroso	3	$185.6	1	$0.61	None
Jesper Lyckeus	2	$123.9	None		None
Christopher Thomsen	2	$145.2	None		None
New World Fund
Carl M. Kawaja	3	$276.6	1	$2.86	None
Nicholas J. Grace	2	$145.2	None		None
Galen Hoskin	2	$27.8	1	$2.86	None
Robert H. Neithart	8	$74.8	5	$0.66	12[4]	$4.74

American Funds Insurance Series — Page 59

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	1	$71.9	1	$0.07	None
James B. Lovelace	21	$260.3	None		None
James Terrile	4	$307.0	None		None
Global Growth and Income Fund
Bradford F. Freer	1	$27.2	None		None
Martin Romo	3	$238.3	None		None
Andrew B. Suzman	21	$285.7	None		None
Growth-Income Fund
Donald D. O’Neal	2	$215.6	1	$0.41	None
Dylan Yolles	Info to come
J. Blair Frank	3	$175.1	None		None
Claudia P. Huntington	4	$93.3	None		None
William L. Robbins	Info to come
International Growth and Income Fund
Sung Lee	3	$212.4	None		None
Jesper Lyckeus	2	$130.4	None		None
David M. Riley	3	$185.6	1	$0.61	None
Capital Income Builder
David J. Betanzos	4	$12.4	None		None
Darcy Kopcho	Info to come
Theodore R. Samuels	Info to come
Philip Winston	Info to come
Asset Allocation Fund
Alan N. Berro	25	$222.7	None		None
J. David Carpenter	1	$76.0	1	$0.22	None
David A. Daigle	7	$154.2	2	$1.27	2	$0.34
Jeffrey T. Lager	2	$160.6	None		None
James R. Mulally	8	$179.3	1	$0.03	None

American Funds Insurance Series — Page 60

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Balanced Fund
Hilda L. Applbaum	2	$178.4	2	$0.09	None
Mark A. Brett	4	$34.8	1	$0.03	3[5]	$1.47
Paul Flynn	1	$93.8	2	$0.09	None
Joanna F. Jonsson	20	$212.8	3	$0.32	None
Robert H. Neithart	8	$77.3	5	$0.66	12[4]	$4.74
Bond Fund
David C. Barclay	3	$111.4	None		None
David A. Hoag	5	$124.3	None		None
Thomas H. Høgh	4	$43.3	1	$0.25	2[6]	$1.03
Corporate Bond Fund
Andrew F. Barth	2	$112.9	1	$0.67	6	$4.75
David S. Lee	3	$105.9	2	$0.81	6	$4.75
Global Bond Fund
Mark A. Brett	4	$32.8	1	$0.03	3[5]	$1.47
David A. Daigle	7	$170.4	2	$1.27	2	$0.34
Thomas H. Høgh	4	$51.0	1	$0.25	2[6]	$1.03
Robert H. Neithart	8	$75.3	5	$0.66	12[4]	$4.74
High-Income Bond Fund
David C. Barclay	3	$119.5	None		None
David A. Daigle	7	$170.8	2	$1.27	2	$0.34
Laurentius Harrer	Info to come
Mortgage Fund
David J. Betanzos	4	$12.3	None		None
Fergus N. MacDonald	6	$146.3	None		None
Ultra-Short Bond Fund
James R. Mulally	4	$197.3	1	$0.03	None

American Funds Insurance Series — Page 61

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
U.S. Government/AAA-Rated Securities Fund
David J. Betanzos	4	$9.5	None	None
Fergus N. MacDonald	6	$143.5	None	None
Ritchie Tuazon	4	$13.1	None	None

1 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No RIC or account has an advisory fee that is based on the performance of the RIC or account.

2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of two of these accounts (representing $1.10 billion in total assets) is based partially on their investment results.

5  The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.

6  The advisory fee of one of these accounts (representing $0.92 billion in total assets) is based partially on its investment results.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2017, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

American Funds Insurance Series — Page 62

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Growth Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000	5,000,000,000
0.460	5,000,000,000

Or, if net assets of Global Growth Fund are less than $1 billion

Rate	Net asset level
	In excess of	Up to
0.580%	$ 0	$ 500,000,000
0.480	500,000,000	1,000,000,000

Global Small Capitalization Fund

Rate	Net asset level
	In excess of	Up to
0.800%	$ 0	$ 600,000,000
0.740	600,000,000	1,000,000,000
0.700	1,000,000,000	2,000,000,000
0.670	2,000,000,000	3,000,000,000
0.650	3,000,000,000	5,000,000,000
0.635	5,000,000,000

American Funds Insurance Series — Page 63

Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,000,000,000
0.420	1,000,000,000	2,000,000,000
0.370	2,000,000,000	3,000,000,000
0.350	3,000,000,000	5,000,000,000
0.330	5,000,000,000	8,000,000,000
0.315	8,000,000,000	13,000,000,000
0.300	13,000,000,000	21,000,000,000
0.290	21,000,000,000	27,000,000,000
0.285	27,000,000,000	34,000,000,000
0.280	34,000,000,000

International Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000	1,500,000,000
0.500	1,500,000,000	2,500,000,000
0.480	2,500,000,000	4,000,000,000
0.470	4,000,000,000	6,500,000,000
0.460	6,500,000,000	10,500,000,000
0.450	10,500,000,000	17,000,000,000
0.440	17,000,000,000	21,000,000,000
0.430	21,000,000,000

New World Fund

Rate	Net asset level
	In excess of	Up to
0.850%	$ 0	$ 500,000,000
0.770	500,000,000	1,000,000,000
0.710	1,000,000,000	1,500,000,000
0.660	1,500,000,000	2,500,000,000
0.620	2,500,000,000

American Funds Insurance Series — Page 64

Blue Chip Income and Growth Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.380	2,500,000,000	4,000,000,000
0.370	4,000,000,000	6,500,000,000
0.360	6,500,000,000

Global Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 600,000,000
0.590	600,000,000	1,200,000,000
0.530	1,200,000,000	2,000,000,000
0.500	2,000,000,000	3,000,000,000
0.480	3,000,000,000

Growth-Income Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.450	600,000,000	1,500,000,000
0.400	1,500,000,000	2,500,000,000
0.320	2,500,000,000	4,000,000,000
0.285	4,000,000,000	6,500,000,000
0.256	6,500,000,000	10,500,000,000
0.242	10,500,000,000	13,000,000,000
0.235	13,000,000,000	17,000,000,000
0.230	17,000,000,000	21,000,000,000
0.225	21,000,000,000	27,000,000,000
0.222	27,000,000,000	34,000,000,000
0.219	34,000,000,000

American Funds Insurance Series — Page 65

International Growth and Income Fund

Rate	Net asset level
	In excess of	Up to
0.690%	$ 0	$ 500,000,000
0.590	500,000,000	1,000,000,000
0.530	1,000,000,000

Capital Income Builder

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0

Asset Allocation Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.420	600,000,000	1,200,000,000
0.360	1,200,000,000	2,000,000,000
0.320	2,000,000,000	3,000,000,000
0.280	3,000,000,000	5,000,000,000
0.260	5,000,000,000	8,000,000,000
0.250	8,000,000,000	13,000,000,000
0.244	13,000,000,000	21,000,000,000
0.240	21,000,000,000

Global Balanced Fund

Rate	Net asset level
	In excess of	Up to
0.660%	$ 0	$ 500,000,000
0.570	500,000,000	1,000,000,000
0.510	1,000,000,000

American Funds Insurance Series — Page 66

Bond Fund

Rate	Net asset level
	In excess of	Up to
0.480%	$ 0	$ 600,000,000
0.440	600,000,000	1,000,000,000
0.400	1,000,000,000	2,000,000,000
0.380	2,000,000,000	3,000,000,000
0.360	3,000,000,000	5,000,000,000
0.340	5,000,000,000	8,000,000,000
0.330	8,000,000,000

Corporate Bond Fund

Rate	Net asset level
	In excess of	Up to
0.460%	$ 0

Global Bond Fund

Rate	Net asset level
	In excess of	Up to
0.570%	$ 0	$1,000,000,000
0.500	1,000,000,000	3,000,000,000
0.450	3,000,000,000

High-Income Bond Fund

Rate	Net asset level
	In excess of	Up to
0.500%	$ 0	$ 600,000,000
0.460	600,000,000	1,000,000,000
0.440	1,000,000,000	2,000,000,000
0.420	2,000,000,000

American Funds Insurance Series — Page 67

Mortgage Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

Ultra-Short Bond Fund

Rate	Net asset level
	In excess of	Up to
0.320%	$ 0	$1,000,000,000
0.290	1,000,000,000	2,000,000,000
0.270	2,000,000,000

U.S. Government/AAA-Rated Securities Fund

Rate	Net asset level
	In excess of	Up to
0.420%	$ 0	$ 600,000,000
0.360	600,000,000	1,000,000,000
0.320	1,000,000,000	2,000,000,000
0.300	2,000,000,000	3,000,000,000
0.290	3,000,000,000

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

American Funds Insurance Series — Page 68

The investment adviser’s total fees for the fiscal years ended December 31, 2015, 2014 and 2013 were:

	Fiscal year ended
	2015	2014	2013
Global Growth Fund	$29,539,000	$29,661,000	$29,493,000
Global Small Capitalization Fund	30,634,000	29,376,000	27,187,000
Growth Fund	73,811,000	74,940,000	73,985,000
International Fund	39,545,000	40,834,000	44,541,000
New World Fund	19,457,000	19,582,000	18,795,000
Blue Chip Income and Growth Fund	28,369,000	27,138,000	23,881,000
Global Growth and Income Fund	11,171,000	11,666,000	12,017,000
Growth-Income Fund	66,846,000	66,888,000	63,617,000
International Growth and Income Fund	6,662,000	6,376,000	5,556,000
Capital Income Builder	748,000	146,000	N/A
Asset Allocation Fund	49,646,000	46,705,000	40,668,000
Global Balanced Fund	1,455,000	1,370,000	1,127,000
Bond Fund	35,972,000	34,918,000	32,622,000
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	13,141,000	13,996,000	13,959,000
High-Income Bond Fund	9,015,000	9,118,000	8,860,000
Mortgage Fund	1,428,000	1,194,000	860,000
Ultra-Short Bond Fund	1,177,000	1,363,000	1,586,000
U.S. Government/AAA-Rated Securities Fund	10,936,000	11,539,000	12,006,000

For the periods ended December 31, 2015 and 2014, the investment adviser voluntarily reduced management fees for Blue Chip Income and Growth Fund by $6,307 and $29,000, respectively, to the rates provided by the amended Agreement. For the period ended December 31, 2013, the investment adviser voluntarily reduced management fees for Asset Allocation Fund by $77,000 to the rates provided by the amended Agreement .

American Funds Insurance Series — Page 69

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class 1, 2, 3 and 4 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class 1, 2, 3 and 4 shares. The Administrative Agreement will continue in effect until January 31, 2017, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund. Administrative services fees are paid monthly and accrued daily.

During the 2015 fiscal year, the administrative services fees were:

	Administrative services fee
	Class 1	Class 2	Class 3	Class 4
Global Growth Fund	$161,000	$ 400,000	N/A	$5,000
Global Small Capitalization Fund	166,000	273,000	N/A	2,000
Growth Fund	712,000	1,511,000	$21,000	10,000
International Fund	350,000	435,000	4,000	3,000
New World Fund	153,000	105,000	N/A	12,000
Blue Chip Income and Growth Fund	363,000	351,000	N/A	2,000
Global Growth and Income Fund	24,000	161,000	N/A	—*
Growth-Income Fund	1,092,000	1,379,000	18,000	11,000
International Growth and Income Fund	76,000	26,000	N/A	3,000
Capital Income Builder	4,000	—	N/A	11,000
Asset Allocation Fund	1,220,000	527,000	4,000	46,000
Global Balanced Fund	4,000	18,000	N/A	—*
Bond Fund	543,000	439,000	N/A	4,000
Global Bond Fund	117,000	131,000	N/A	—*
High-Income Bond Fund	105,000	88,000	1,000	—*
Mortgage Fund	28,000	6,000	N/A	—*
Ultra-Short Bond Fund	4,000	31,000	1,000	1,000
U.S. Government Securities/ AAA-Rated Securities Fund	156,000	167,000	1,000	3,000

* Amount less than $1,000.

American Funds Insurance Series — Page 70

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class 2 , Class 3 and Class 4 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers .25% of each fund’s average net assets annually (Class 2 and Class 4 shares) or .18% of each fund’s average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2, Class 3 and/or Class 4 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service or distribution fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2015, the Series incurred distribution expenses for Class 2 shares of $151,152,000, for Class 3 shares of $878,000 and for Class 4 shares of $2,878,108 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $12,138,000 for Class 2 shares, $71,000 for Class 3 shares and $827,295 for Class 4 shares.

Insurance administration fee — The insurance companies for which the fund’s Class 4 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class 4 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to Class 4 shares. During the fiscal year ended December 31, 2015, the fund’s Class 4 shares incurred insurance administration fees of $2,878,108.

American Funds Insurance Series — Page 71

Compensation to insurance companies — American Funds Distributors, Inc., at its expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

AEGON, N.V.

American International Group, Inc.

American Fidelity Securities, Inc.

AXA Equitable Life Insurance Company

Delaware Life Holdings LLC

Forethought Life Insurance Company

Great-West Life & Annuity Insurance Company

Hartford Life Insurance Company

Horace Mann Life Insurance Company

Jackson National Life Insurance Company

Jefferson National Securities Corporation

John Hancock Life Insurance Company (U.S.A.)

The Lincoln National Life Insurance Company

Massachusetts Mutual Life Insurance Company

Merrill Lynch Banc of America

Metropolitan Life Insurance Company

Midland National Life Insurance Company

Mutual of America Life Insurance Company

Nationwide Mutual Insurance Company

New York Life Insurance and Annuity Corporation

Pacific Life Insurance Company

Principal Financial Group

Protective Life Insurance Company

Prudential Life Insurance Company

Securian Life Insurance Company

Security Benefit Life Insurance Company

Symetra Life Insurance Company

Voya Insurance and Annuity Company

Western & Southern Financial Group

Woodmen Financial Services, Inc.

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

American Funds Insurance Series — Page 72

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace in respect of both execution and research — taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates, commission rates that other institutional investors are paying, and the provision of brokerage and research products and services. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, either directly or through a commission sharing arrangement, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services, it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

American Funds Insurance Series — Page 73

The investment adviser may pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer to be used to compensate the broker-dealer for proprietary research or to be paid to a third-party research provider for research it has provided.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

American Funds Insurance Series — Page 74

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

American Funds Insurance Series — Page 75

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2015, 2014 and 2013 were:

	Fiscal year ended
	2015	2014	2013
Global Growth Fund	$2,733,000	$2,161,000	$4,237,000
Global Small Capitalization Fund	2,259,000	2,033,000	3,270,000
Growth Fund	4,684,000	8,754,000	7,543,000
International Fund	5,819,000	4,582,000	5,590,000
New World Fund	2,284,000	1,856,000	2,305,000
Blue Chip Income and Growth Fund	2,293,000	2,647,000	2,548,000
Global Growth and Income Fund	1,053,000	1,007,000	1,459,000
Growth-Income Fund	6,059,000	7,019,000	7,515,000
International Growth and Income Fund	780,000	756,000	958,000
Capital Income Builder	94,000	28,000	N/A
Asset Allocation Fund	2,934,000	4,347,000	3,676,000
Global Balanced Fund	44,000	46,000	70,000
Bond Fund	—	—	—
Corporate Bond Fund	N/A	N/A	N/A
Global Bond Fund	—	—	—
High-Income Bond Fund	6,000	1,000	2,000
Mortgage Fund	—	—	—
Ultra-Short Bond Fund	TK	TK	TK
U.S. Government/AAA-Rated Securities Fund	0	0	0

The volume of trading activity for Global Growth, International Fund, New World Fund, International Growth and Income Fund, Capital Income Builder, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund increased during the 2015 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Global Small Capitalization Fund, Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund and Global Balanced Fund decreased during the 2015 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The volume of trading activity for Growth Fund and Asset Allocation Fund increased during the 2014 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Growth-Income Fund decreased during the 2014 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The volume of trading activity for Global Growth Fund, International Fund, New World Fund and International Growth and Income Fund increased during the 2013 fiscal year, resulting in an increase in brokerage commissions paid on portfolio transactions. The volume of trading activity for Growth Fund and Growth-Income Fund decreased during the 2013 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

American Funds Insurance Series — Page 76

The Series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series’ portfolio transactions during the Series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series’ most recently completed fiscal year. At the end of the Series’ most recently completed fiscal year, the Series’ regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group AG, Deutsche Bank A.G., Goldman Sachs & Co., Morgan Stanley & Co. LLC, RBC Capital Markets LLC and The Bank of New York Mellon Corporation. At the end of the Series’ most recently completed fiscal year, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Growth Fund	Deutsche Bank A.G.	equity	$ 21,791,000
Growth Fund	Goldman Sachs Group, Inc.	equity	78,292,000
	Morgan Stanley & Co. LLC	equity	13,074,000
International Fund	Credit Suisse Group AG	equity	68,610,000
	RBC Capital Markets LLC	equity	7,234,000
New World Fund	Citigroup Inc.	equity	28,980,000
Global Growth and Income Fund	Goldman Sachs Group, Inc.	equity	4,542,000
Growth-Income Fund	Citigroup Inc.	equity	31,050,000
	Credit Suisse Group AG	equity	63,926,000
	Goldman Sachs Group, Inc.	equity	100,028,000
	The Bank of New York Mellon Corporation	equity	33,182,000
International Growth and Income Fund	Credit Suisse Group AG	equity	6,173,000
Capital Income Builder	Goldman Sachs Group, Inc.	debt	340,000
	Morgan Stanley	debt	564,000
Asset Allocation Fund	Citigroup Inc.	equity/debt	150,760,000
	Credit Suisse Group AG	debt	1,980,000
	Goldman Sachs Group, Inc.	equity/debt	90,976,000
	Morgan Stanley & Co. LLC	debt	3,664,000
	RBC Capital Markets LLC	debt	6,881,000

American Funds Insurance Series — Page 77

	Affiliated company of regular broker-dealer	Type of security	Amount
Global Balanced Fund	Deutsche Bank A.G.	equity	613,000
	Goldman Sachs Group, Inc.	equity/debt	1,075,000
	Morgan Stanley & Co. LLC	debt	150,000
Bond Fund	Citigroup Inc.	debt	42,814,000
	Credit Suisse Group AG	debt	1,502,000
	Goldman Sachs Group, Inc.	debt	42,065,000
	Morgan Stanley & Co. LLC	equity/debt	33,646,000
	RBC Capital Markets LLC	debt	2,688,000
Global Bond Fund	Citigroup Inc.	debt	5,059,000
	Goldman Sachs Group, Inc.	debt	10,100,000
	Morgan Stanley	debt	3,640,000
High-Income Bond Fund	Citigroup Inc.	debt	3,370,000
	Credit Suisse Group AG	debt	1,002,000
	Goldman Sachs Group, Inc.	debt	1,517,000

American Funds Insurance Series — Page 78

Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

American Funds Insurance Series — Page 79

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

American Funds Insurance Series — Page 80

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

American Funds Insurance Series — Page 81

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

American Funds Insurance Series — Page 82

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Funds Insurance Series — Page 83

Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

American Funds Insurance Series — Page 84

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

American Funds Insurance Series — Page 85

General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $5,704 for Class 1 shares, $5,601 for Class 2 shares, $48 for Class 3 shares and $114 for Class 4 shares for the 2015 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself

American Funds Insurance Series — Page 86

would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series — Page 87

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series — Page 88

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series — Page 89

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series — Page 90

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series — Page 91

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series — Page 92

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series — Page 93

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a-1)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(a-2)	Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15 – to be provided by amendment

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); Investment Advisory and Service Agreement dated 9/17/12, as amended 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Second Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(d-2)	Amended and Restated Investment Advisory and Service Agreement dated 1/1/16; Amended and Restated Investment Advisory and Service Agreement dated 2/1/16; Amended and Restated Investment Advisory and Service Agreement dated 5/1/16 – to be provided by amendment

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – to be provided by amendment

(g-1)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amendment to Global Custody Agreement with The Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(g-2)	Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 2/4/16 – to be provided by amendment

(h-1)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended and Restated Administrative Service Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Shareholder Services Agreement dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); and Class 4 Insurance Administrative Services Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Class 4 shares dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amended and Restated Administrative Services Agreement dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amended and Restated Shareholder Services Agreement dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Class 4 Insurance Administrative Services Plan dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Insurance Administrative Services Plan for Class 4 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Administrative Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(h-2)	Exhibit A to the Amended and Restated Administrative Service Agreement dated 5/1/16 – to be provided by amendment; Exhibit A to the Amended and Restated Shareholder Services Agreement dated 5/1/16 – to be provided by amendment

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12); P/E Amendment No 67 filed 4/30/14; and P/E Amendment No. 70 filed 4/30/15)

(i-2)	Legal Opinion – to be provided

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m-1)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class 4 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15)

(m-2)	Exhibit A to the Amended and Restated Class 2 Plan of Distribution dated 5/1/16 – to be provided by amendment; Exhibit A to the Class 4 Plan of Distribution dated 5/1/16 – to be provided by amendment

(n-1)	Rule 18f-3 – Amended and Restated Multiple Class Plan dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Amended and Restated Multiple Class Plan dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13)

(n-2)	Exhibit A to the Amended and Restated Multiple Class Plan dated 5/1/16 – to be provided by amendment

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated January 2016; and Code of Ethics for the Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None.

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, VA 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, NY 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 12th day of February 2016.

American Funds Insurance Series

By: /s/ Michael J. Downer

Michael J. Downer, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on February 12, 2016, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Donald D. O'Neal*	Vice Chairman of the Board
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Brian D. Bullard Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series I – (File No. 33-5270, File No. 811-4653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of June, 2015.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Dallas TX, this 17th day of December, 2015.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of December, 2015.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member